Balance Sheet Accounts and Supplemental Disclosures - Schedule Of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense, Current [Abstract]
Receivable from AnaptysBio	$ 4,226	$ 0
Prepaid clinical development	2,470	2,851
Receivable from option exercises	848	29
Other current assets	2,183	1,882
Total prepaid expenses and other current assets	$ 9,727	$ 4,762